Long-Term Debt, Maturities of Long-Term Debt - 6K (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Annual Principal Payments [Abstract]
June 30, 2017	$ 2,937	$ 950
June 30, 2018	20,033	10,710
June 30, 2019	18,721	18,721
June 30, 2020	51,858	18,721
June 30, 2021	62,511	81,083
Thereafter	21,937	48,262
Total	$ 177,997	$ 178,447	$ 0